Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Cash on hand	$7,940	$6,567	$220
Checking accounts and demand deposits	32,329,820	44,565,936	1,490,001
Cash equivalents	19,180,676	15,558,372	520,173

	$51,518,436	$60,130,875	$2,010,394